Stock-based compensation - Summary of Restricted Stock Units Activities (Detail) - Restricted Stock Units (RSUs) [Member] - $ / shares shares in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Restricted Stock Units Activities [Line Items]
Number of Shares - Beginning balance	19,943	10,900	7,183
Number of Shares - RSUs granted	7,129	10,927	4,992
Number of Shares - RSUs vested	(9,543)	(3)	(61)
Number of Shares - RSUs forfeited	(714)	(1,881)	(1,214)
Number of Shares - Ending balance	16,815	19,943	10,900
Weighted- Average Grant Date Fair Value - Beginning balance	$ 30.85	$ 34.96	$ 38.78
Weighted- Average Grant Date Fair Value - RSUs granted	31.13	27.08	30.42
Weighted- Average Grant Date Fair Value - RSUs vested	33.37	27.81	33.17
Weighted- Average Grant Date Fair Value - RSUs forfeited	29.67	32.77	38.98
Weighted- Average Grant Date Fair Value - Ending balance	$ 29.58	$ 30.85	$ 34.96